SELECTED STATEMENTS OF OPERATIONS DATA (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		29 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Selected Statements Of Operations Data [Line Items]
Bank charges	$ 2,000	$ 10,000	$ 7,000	$ 14,000
Foreign currency adjustments losses	4,000	16,000	9,000	27,000
Issuance cost related to warrants to investors and service provider	41,000	0	489,000	0
Revaluation of warrants	(396,000)	1,664,000	(538,000)	3,800,000	293,542	1,606,378	1,884,053
Total Financial expenses (income), net	$ (349,000)	$ 1,690,000	$ (33,000)	$ 3,841,000	$ 369,380	$ 1,712,165	$ 2,232,181